Restatement of Previously Issued Financial Statements (Details) - Schedule of cash flows - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	$ 303,350,376	$ 303,350,376
Change in value of Class A common stock subject to possible redemption	9,918,604	8,842,994
Adjustment [Member]
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	(303,350,376)	(303,350,376)
Change in value of Class A common stock subject to possible redemption	(9,918,604)	(8,842,994)
As Restated [Member]
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption
Change in value of Class A common stock subject to possible redemption